FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

February 5, 2018

VIA EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that, with the exception of the prospectus of the Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund and the Gotham Index Plus Fund and the prospectus of the Gotham Index Plus Fund, the Gotham Index Plus All-Cap Fund, the Gotham Enhanced Index Plus Fund (formerly, Gotham Index Core Fund), the Gotham Enhanced S&P 500 Index Fund and the Gotham Master Index Plus Fund (formerly, Gotham Master Long Fund), each of the prospectuses and statements of additional information (“SAIs”) dated February 1, 2018 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the prospectuses and SAIs contained in the Post-Effective Amendment No. 181 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on January 29, 2018 (SEC Accession No. 0001104659-18-004768).

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel Weiss

Joel Weiss
President & CEO

cc:	Mr. T. Richard Keyes Mr. John P. Falco, Esq. Mr. John M. Ford, Esq.